Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 79	$ 35
Transfers from Level 2 to Level 1	1,821	683
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	138	0
Financial investments
Assets
Transfers from Level 1 to Level 2	367	2,231
Transfers from Level 2 to Level 1	17,861	11,173
Trading assets
Assets
Transfers from Level 1 to Level 2	435	1,507
Transfers from Level 2 to Level 1	4,959	1,384
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	2	0
Transfers from Level 2 to Level 1	85	0
Derivatives
Assets
Transfers from Level 1 to Level 2	1	0
Transfers from Level 2 to Level 1	$ 128	$ 0